Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents
Cash And Cash Equivalents
	12-31-2022	12-31-2021
	ARS 000	ARS 000

Cash at banks and on hand	9,124,319	548,787
Short-term deposits	119,452	-
	9,243,771	548,787